COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Cumulative Product claims Activity
A summary of bodily injury claims activity follows:

	2016	2015	2014
Outstanding claims, January 1	70	56	28
New claims	31	16	29
Settled and dismissed claims	(14)	(2)	(1)
Outstanding claims, December 31 (*)	87	70	56

(*) Not including the pre-litigation notice received by Company's subsidiary in Australia.

Schedule of Future Minimum Lease Commitments
The land and certain of the Company's facilities and vehicles are leased under operating lease agreements. Future minimum lease commitments under non-cancellable operating leases for the specified periods ending after December 31, 2016 are as follows:

2017	$13,889
2018	12,760
2019	11,104
2020	8,715
2021	7,892
2022 and thereafter	45,412

Total	$99,772

Schedule of Significant Contractual Obligations and Commitments
The Company's significant contractual obligations and commitments as of December 31, 2016 are summarized in the following table:

2017 (1)	$19,619
2018 and thereafter	206

$19,825

(1)	Consists of purchase obligations to certain suppliers.